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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Intermediate Municipal Bond Fund, for the quarter ended February 28, 2009. This series has May 31 fiscal year end.

Date of reporting period: February 28, 2009

Item 1 – Schedule of Investments

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.9%
AIRPORT 5.5%
Denver, CO City & Cnty. Arpt. Sys. RB:
Ser. A, 5.00%, 11/15/2019, (Insd. by XL Capital Assurance)	$4,700,000	$4,997,792
Ser. A1, 5.25%, 11/15/2015	5,000,000	5,086,700
San Francisco, CA City & Cnty. Intl. Arpt. Commission RRB, Ser. 34E, 5.75%, 05/01/2021, (Insd. by FSA)	5,000,000	5,098,450

		15,182,942

EDUCATION 2.4%
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Univ. of Miami, Ser. A:
5.25%, 04/01/2020	1,000,000	1,044,340
5.25%, 04/01/2021	2,000,000	2,066,220
Rhode Island Hlth. & Edl. Bldg. RB, Providence Pub. Sch. Financing, Ser. A, 5.00%, 05/15/2022	2,425,000	2,517,829
Texas Tech Univ. RRB, Revenue Financing Sys., Ser. 12, 5.00%, 02/15/2022 #	1,000,000	1,037,670

		6,666,059

ELECTRIC REVENUE 3.8%
Florida Muni. Power Agcy. RB, Ser. A, 5.25%, 10/01/2020	5,000,000	5,419,900
Louisa, VA IDA PCRRB, Virginia Elec. & Power. Co. Proj., Ser. A, 5.375%, 11/01/2035	3,000,000	3,094,740
Titus Cnty., TX Fresh Water Supply Dist. No. 1 RB, Southwestern Elec. Power Co. Proj., 4.50%, 07/01/2011	2,000,000	1,978,880

		10,493,520

GENERAL OBLIGATION – LOCAL 23.7%
Bexar Cnty., TX GO, Flood Ctl., 5.25%, 06/15/2021, (Insd. by FSA)	1,990,000	2,143,150
Clark Cnty., NV Refunding GO, Flood Ctl., 4.75%, 11/01/2021, (Insd. by FGIC)	7,600,000	7,655,632
Clarkston, MI Cmnty. Sch. Refunding GO, 4.75%, 05/01/2021, (Insd. by MBIA)	1,805,000	1,879,149
Clint, TX Independent Sch. Dist. Bldg. GO, Ser. A, 5.00%, 08/15/2022, (Gtd. by PSF)	1,395,000	1,498,383
Collins Cnty., TX Allen Independent Sch. Dist. Bldg. GO, Ser. 2009:
5.00%, 02/15/2021	1,000,000	1,077,340
5.00%, 02/15/2022	1,000,000	1,063,250
Del Mar, TX College Dist. GO, 5.00%, 08/15/2021, (Insd. by MBIA)	2,035,000	2,143,628
Forney, TX Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/15/2020, (Gtd. by PSF)	2,100,000	2,303,910
5.00%, 08/15/2021, (Gtd. by PSF)	2,125,000	2,306,348
Frisco, TX Independent Sch. Dist. Bldg. GO, Ser. A, 5.00%, 08/15/2020, (Gtd. by PSF)	2,570,000	2,827,386
Garland, TX Refunding GO, 5.00%, 02/15/2021, (Insd. by FSA)	4,605,000	4,910,312
Grant Cnty., WA Sch. Dist. No. 161 GO, 5.00%, 12/01/2022, (Insd. by MBIA)	1,900,000	1,997,470
Harris Cnty., TX Flood Ctl. Dist. Refunding GO, Ser. A, 5.25%, 10/01/2021	9,260,000	10,757,342
Houston, TX Pub. Impt. Refunding GO, Ser. A, 5.00%, 03/01/2022, (Insd. by MBIA)	2,500,000	2,636,950
Imlay City, MI Cmnty. Sch. Dist. Refunding GO, 4.75%, 05/01/2020, (Insd. by MBIA)	1,475,000	1,521,979
Los Angeles, CA Univ. Sch. Dist. Refunding GO, Ser. B, 4.75%, 07/01/2019, (Insd. by FSA)	10,000,000	10,659,500
Montgomery Cnty., TX Ltd. Tax Refunding GO, 5.00%, 03/01/2022	2,250,000	2,354,535
New York, NY GO:
Ser. B-1, 5.25%, 09/01/2020	3,000,000	3,108,360
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	935,000	942,190
Tarrant Cnty., TX Ltd. Tax GO, 5.25%, 07/15/2022	1,320,000	1,431,883

		65,218,697

GENERAL OBLIGATION – STATE 1.1%
Nevada Capital Impt. & Cultural Affairs GO, Ser. B, 5.00%, 12/01/2022, (Insd. by FGIC)	3,000,000	3,134,820

HOSPITAL 13.0%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. B, 5.00%, 06/15/2018	4,000,000	4,074,240
Arizona Hlth. Facs. Auth. RB, Banner Hlth., Ser. D, 5.50%, 01/01/2019	5,000,000	5,169,350
California Hlth. Facs. Fin. Auth. RB, Providence Hlth. & Svcs., Ser. C, 5.75%, 10/01/2019	1,000,000	1,088,350
Illinois Fin. Auth. RB, Advocate Hlth. Care Network, Ser. D, 6.125%, 11/01/2023	3,000,000	3,120,720
Indiana Fin. Auth. Hlth. Sys. RRB, Sisters of St. Francis Hlth., 5.00%, 11/01/2018	5,000,000	5,119,150
Jackson, TN Hosp. RRB, Jackson-Madison Proj., 5.25%, 04/01/2018	1,000,000	1,057,720
Kent, MI Hosp. Fin. Auth. RRB, Spectrum Hlth. Sys., Ser. A, 5.50%, 01/15/2047	6,000,000	6,197,220

1

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Michigan Hosp. Fin. Auth. RRB, Trinity Hlth. Credit Group, Ser. A-1, 6.00%, 12/01/2034	$3,000,000	$3,212,220
New Jersey Hlth. Care Facs. Fin. Auth. RRB, Atlantic City Med. Ctr., 6.00%, 07/01/2012	3,000,000	3,125,310
Ohio Higher Edl. Facs. Commission RB, Cleveland Hlth. Clinic, Ser. A, 5.25%, 01/01/2020	1,460,000	1,532,562
Shelby Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, Methodist Le Bonheur, Ser. C, 5.25%, 06/01/2018	2,000,000	1,961,080

		35,657,922

HOUSING 4.1%
Indiana Hsg. & CDA RB, Ser. C-1, 4.55%, 01/01/2020, (Insd. by FNMA & GNMA)	1,630,000	1,630,733
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	860,000	880,520
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by FNMA & GNMA)	1,365,000	1,422,207
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by FNMA & GNMA)	780,000	791,505
7.50%, 03/01/2031, (Insd. by FNMA & GNMA)	140,000	149,555
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	155,000	157,291
New Jersey Hsg. & Mtge. Fin. Agcy. RB, Ser. AA, 5.25%, 10/01/2016	765,000	836,076
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRRB, Ser. U, 4.80%, 10/01/2022	5,000,000	4,777,450
New Mexico Mtge. Fin. Auth. SFHRB, Ser. A, 7.10%, 09/01/2030, (Insd. by FHLMC, FNMA & GNMA)	215,000	219,741
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by FNMA & GNMA)	270,000	280,268

		11,145,346

INDUSTRIAL DEVELOPMENT REVENUE 8.2%
Appling Cnty., GA Dev. Auth. PCRRB, Oglethorpe Power Proj., Ser. B, FRN, 4.75%, 01/01/2038	5,000,000	5,059,400
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Power Plant Proj., 5.05%, 11/01/2048	3,000,000	3,119,340
Courtland, AL Indl. Dev. Board Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 11/01/2013	6,000,000	5,238,120
Jasper Cnty., IN PCRRB, 5.60%, 11/01/2016, (Insd. by MBIA)	4,000,000	3,993,480
Maine Fin. Auth. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 4.65%, 02/01/2016	5,000,000	4,350,900
Michigan Strategic Fund Solid Waste Disposal Ltd. Obl. RRB, Waste Mgmt., Inc. Proj., 4.50%, 12/01/2013	1,000,000	894,540

		22,655,780

LEASE 3.3%
New Jersey Bldg. Auth. RB, Ser. A, 5.00%, 06/15/2020	6,295,000	6,691,837
New Jersey Bldg. Auth. RRB, Ser. B, 5.00%, 06/15/2018	2,235,000	2,489,857

		9,181,694

POWER 2.8%
North Carolina Eastern Muni. Power Agcy. Sys. RRB, Ser. A, 5.25%, 01/01/2020	4,000,000	3,973,600
Piedmont, SC Muni. Elec. Power Agcy. RRB, Ser. A-3, 5.25%, 01/01/2019	3,500,000	3,632,650

		7,606,250

PRE-REFUNDED 6.4%
Heartland Consumer Power Dist. RB, 7.00%, 01/01/2016	3,185,000	3,687,306
Illinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	2,680,000	3,385,644
Texas Natl. Research Laboratory Commission Fin. Corp. Lease RB, Superconducting Super Collider Proj., 6.95%, 12/01/2012	9,420,000	10,540,038

		17,612,988

SALES TAX 2.2%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB Warrants, Ser. A:
5.25%, 01/01/2017	5,000,000	3,322,350
5.25%, 01/01/2019	4,000,000	2,653,160

		5,975,510

SPECIAL TAX 1.2%
New York, NY TFA RB, Future Tax, Ser. B, 5.25%, 08/01/2020	3,100,000	3,314,427

TOBACCO REVENUE 1.1%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 5.125%, 06/01/2024	4,320,000	3,141,634

2

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 16.9%
Harris Cnty., TX Toll Road RB, Ser. A, 4.75%, 08/15/2022, (Insd. by MBIA)	$775,000	$779,782
Metropolitan New York Trans. Auth. RB:
Ser. A:
5.00%, 11/15/2020	8,915,000	9,074,846
5.00%, 11/15/2021	6,510,000	6,562,601
Ser. B, 5.00%, 11/15/2022	5,355,000	5,395,270
New Jersey Trans. Auth. Sys. RB, Ser. A, 5.25%, 12/15/2020, (Insd. by FSA)	7,850,000	8,768,450
New York Tollway Auth. Second Gen. Hwy. & Bridge Funding RB, Ser. A, 5.00%, 04/01/2020	5,650,000	6,035,160
Pennsylvania Turnpike Commission RB, Ser. A, 5.00%, 06/01/2021, (Insd. by Assured Guaranty)	3,000,000	3,180,480
South Carolina Trans. Infrastructure Bank RB, Ser. A, 5.00%, 10/01/2022, (Insd. by XL Capital Assurance, Inc.)	6,450,000	6,528,948

		46,325,537

UTILITY 1.0%
Denton, TX Util. Sys. RRB, 5.00%, 12/01/2020, (Insd. by FSA)	2,670,000	2,803,553

WATER & SEWER 1.2%
Miami-Dade Cnty., FL Water & Sewer RB, Ser. C, 5.25%, 10/01/2022	3,000,000	3,170,040

Total Municipal Obligations (cost $270,833,384)		269,286,719

	Shares	Value

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Evergreen Institutional Municipal Money Market Fund, Class I, 1.00% q ø ## (cost $1,313,847)	1,313,847	1,313,847

Total Investments (cost $272,147,231) 98.4%		270,600,566
Other Assets and Liabilities 1.6%		4,334,195

Net Assets 100.0%		$274,934,761

#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TFA	Transitional Finance Authority

3

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2009:

Texas	20.2%
New York	11.5%
New Jersey	9.9%
California	6.2%
Michigan	5.1%
Florida	4.3%
Alabama	4.1%
Indiana	4.0%
Nevada	4.0%
South Carolina	3.8%
Colorado	3.7%
Georgia	3.0%
Pennsylvania	2.7%
Illinois	2.4%
Arizona	1.9%
Ohio	1.7%
Maine	1.6%
North Carolina	1.5%
South Dakota	1.4%
Arkansas	1.2%
Virginia	1.1%
Tennessee	1.1%
Rhode Island	0.9%
Washington	0.7%
Mississippi	0.5%
Missouri	0.4%
Minnesota	0.3%
New Hampshire	0.1%
New Mexico	0.1%
Oklahoma	0.1%
Non-state specific	0.5%

100.0%

On February 28, 2009, the aggregate cost of securities for federal income tax purposes was $272,147,231. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,137,900 and $7,684,565, respectively, with a net unrealized depreciation of $1,546,665.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Valuation hierarchy

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$1,313,847
Level 2 – Other Significant Observable Inputs	269,286,719
Level 3 – Significant Unobservable Inputs	0

Total	$270,600,566

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: April 28, 2009

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: April 28, 2009